Inventories, net - Impairment of value of inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories, net
Beginning Balance	$ 25,402	$ 23,163	$ 11,603
Provision for impairment of finished and in progress goods, note 21(a)	8,920	7,329
Reversal for impairment of finished and in progress goods, note 21(a)	3,866	9,472	119
Provision for impairment of spare parts and supplies, note 26(a)	17,266	15,703	11,704
Reversal for impairment of spare parts and supplies, note 26(a)	(15,762)	(11,641)	(4,665)
Sale of mining unit, note 1(e)	(1,220)	0	0
Provision for impairment of spare parts and supplies	1,220	843	0
Reversal for impairment of spare parts and supplies	(843)	(523)	0
Final balance	$ 31,117	$ 25,402	$ 23,163